UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Conservative Allocation Portfolio

December 31, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 88.08%
Equity Funds – 39.29%*
Delaware Group Equity Funds II – Delaware Value Fund	558,144	$6,787,033
Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	916,858	5,877,060
Delaware Group Equity Funds V – Delaware Small Cap Core Fund	102,998	1,185,503
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	57,711	998,401
Delaware International Value Equity Fund	169,951	2,618,948
		17,466,945
Fixed Income Funds – 48.79%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	2,531,133	18,856,940
Delaware Inflation Protected Bond Fund	68,820	694,397
Delaware Group Income Funds – Delaware High-Yield Opportunities Fund	264,208	1,099,107
Delaware Group Limited-Term Government Funds –
Delaware Limited-Term Diversified Income Fund (formerly Delaware Limited-Term Government Fund)	124,578	1,038,984
		21,689,428
Total Affiliated Investment Companies (cost $37,417,320)		39,156,373

	Principal
	Amount
≠Discount Note – 11.41%
Federal Home Loan Bank 3.25% 1/2/08	$5,072,916	5,072,463
Total Discount Note (cost $5,072,463)		5,072,463

Total Value of Securities – 99.49%
(cost $42,489,783)		44,228,836
Receivables and Other Assets Net of Liabilities (See Notes) – 0.51%		224,783
Net Assets Applicable to 4,774,563 Shares Outstanding – 100.00%		$44,453,619

≠The rate shown is the effective yield as of the time of purchase. *Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Conservative Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in the underlying Funds is based on the published net asset value of the underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$42,646,945
Aggregate unrealized appreciation	1,675,831
Aggregate unrealized depreciation	(93,940)
Net unrealized appreciation	$1,581,891

Schedule of Investments (Unaudited)

Delaware Moderate Allocation Portfolio

December 31, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 88.34%
Equity Funds – 58.56%*
Delaware Group Equity Funds II – Delaware Value Fund	828,344	$10,072,659
Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	1,634,979	10,480,217
Delaware Group Equity Funds V – Delaware Small Cap Core Fund	167,198	1,924,447
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	106,399	1,840,704
Delaware International Value Equity Fund	308,298	4,750,873
†Voyageur Mutual Funds III – Delaware Select Growth Fund	64,317	1,944,293
		31,013,193
Fixed Income Funds – 29.78%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,654,998	12,329,738
Delaware Inflation Protected Bond Fund	87,670	884,590
Delaware Group Income Funds – Delaware High-Yield Opportunities Fund	186,767	776,951
Delaware Group Limited-Term Government Fund –
Delaware Limited-Term Diversified Income Fund (formerly Delaware Limited-Term Government Fund)	213,446	1,780,136
		15,771,415
Total Affiliated Investment Companies (cost $42,093,837)		46,784,608
	Principal
	Amount
≠Discount Note – 10.80%
Federal Home Loan Bank 3.25% 1/2/08	$5,723,033	5,722,522
Total Discount Note (cost $5,722,522)		5,722,522

Total Value of Securities – 99.14%
(cost $47,816,359)		52,507,130
Receivables and Other Assets Net of Liabilities (See Notes) – 0.86%		453,125
Net Assets Applicable to 5,021,578 Shares Outstanding – 100.00%		$52,960,255

≠The rate shown is the effective yield at the time of purchase. †Non-income producing security for the period ended December 31, 2007. *Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Moderate Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in the underlying Funds is based on the published net asset value of the underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$48,224,652
Aggregate unrealized appreciation	4,412,016
Aggregate unrealized depreciation	(129,538)
Net unrealized appreciation	$4,282,478

Schedule of Investments (Unaudited)

Delaware Aggressive Allocation Portfolio

December 31, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 97.57%
Equity Funds – 81.81%*
Delaware Group Equity Funds II – Delaware Value Fund	955,667	$11,620,906
Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	2,099,835	13,459,943
Delaware Group Equity Funds V – Delaware Small Cap Core Fund	168,070	1,934,483
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	204,253	3,533,579
Delaware International Value Equity Fund	599,763	9,242,354
†Voyageur Mutual Funds III – Delaware Select Growth Fund	107,298	3,243,613
		43,034,878
Fixed Income Funds – 15.76%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,016,515	7,573,038
Delaware Inflation Protected Bond Fund	71,133	717,728
		8,290,766
Total Affiliated Investment Companies (cost $45,008,187)		51,325,644
	Principal
	Amount
≠Discount Note – 1.71%
Federal Home Loan Bank 3.25% 1/2/08	$901,163	901,082
Total Discount Note (cost $901,082)		901,082

Total Value of Securities – 99.28%
(cost $45,909,269)		52,226,726
Receivables and Other Assets Net of Liabilities (See Notes) – 0.72%		379,503
Net Assets Applicable to 5,007,215 Shares Outstanding – 100.00%		$52,606,229

≠The rate shown is the effective yield at the time of purchase.
†Non-income producing security for the period ended December 31, 2007.
*Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Aggressive Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in the underlying Funds is based on the published net asset value of the underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$46,498,079
Aggregate unrealized appreciation	5,785,018
Aggregate unrealized depreciation	(56,371)
Net unrealized appreciation	$ 5,728,647

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: